Coworker Retirement and Other Compensation Benefits	12 Months Ended
Dec. 31, 2016
Compensation Related Costs [Abstract]
Coworker Retirement and Other Compensation Benefits
Coworker Retirement and Other Compensation Benefits
Profit Sharing Plan and Other Savings Plans
The Company has a profit sharing plan that includes a salary reduction feature established under the Internal Revenue Code Section 401(k) covering substantially all coworkers in the United States. In addition, coworkers outside the US participate in other savings plans. Company contributions to the profit sharing and other savings plans are made in cash and determined at the discretion of the Board of Directors. For the years ended December 31, 2016, 2015 and 2014, the amounts expensed for these plans were $23 million, $20 million and $22 million, respectively.
Coworker Stock Purchase Plan
The Company has a Coworker Stock Purchase Plan (the “CSPP”) that provides the opportunity for eligible coworkers to acquire shares of the Company’s common stock at a 5% discount from the closing market price on the final day of the offering period. There is no compensation expense associated with the CSPP.
Restricted Debt Unit Plan
On March 10, 2010, the Company established the Restricted Debt Unit Plan (the “RDU Plan”), an unfunded nonqualified deferred compensation plan.
Compensation expense related to the RDU Plan was $2 million, $5 million and $9 million for the years ended December 31, 2016, 2015 and 2014, respectively. At December 31, 2016 and 2015, the Company had $30 million and $35 million of liabilities related to the RDU Plan recorded on the Consolidated Balance Sheets, respectively.
Unrecognized compensation expense as of December 31, 2016 of approximately $2 million is expected to be recognized in 2017. Payments under the RDU Plan may be impacted if certain significant events occur or circumstances change that would impact the financial condition or structure of the Company. Payment of the principal component of the RDU Plan is expected to be made on October 12, 2017.